Russian Geopolitical and Economic Risks	12 Months Ended
Dec. 31, 2022
Russian Geopolitical and Economic Risks
Russian Geopolitical and Economic Risks

32.   Russian Geopolitical and Economic Risks

As a result of the military actions in Ukraine, a number of governments, including those of the United States, United Kingdom and European Union, imposed unprecedented sanctions on specified persons and entities in Russia. While the situation remains highly fluid and additional sanctions are possible, neither we, nor any of our subsidiaries are currently subject to any sanctions that have been imposed. Nevertheless, as result of the ongoing conflict in Ukraine, many U.S. and other multi-national businesses across a variety of industries, including consumer goods and retail, food, energy, finance, media and entertainment, tech, travel and logistics, manufacturing and others, have indefinitely suspended their operations and paused all commercial activities in Russia and Belarus. For example, Apple and Google, two of the primary platforms that distribute our games, have suspended their respective digital wallet and mobile payment services, Apple Pay and Google Pay, in relation to credit cards issued by Russian financial institutions that are the subject of sanctions. Players who access our games via these platforms in Russia may therefore be disconnected from the primary means to make in-game purchases. Based on our current geographical distribution of Bookings, management believes that the latest geopolitical developments will have certain residual negative effects on GDEV Inc.’s future financial performance, limited to the share of Bookings deriving from the markets of the former Soviet Union (FSU), which stood at 11% of our total Bookings for 2022 and which, as a percentage of our total Bookings, has been declining over the past few years. The exact effects cannot currently be reliably estimated due to the constantly changing environment.

Our board of directors determined that it is in the best interests of the Company, our player community and our investors to eliminate – to the maximum extent possible within the Company’s control – our exposure to country risks related to Russia. To this end, in 2022 we disposed of our Russian subsidiaries, relocated or laid-off all employees in Russia, and moved all our former Russian business operations to other countries and discontinued offering of our games through Russian social networks however players form Russia continue accessing our games through other platforms.

We do not expect these measures to have a material impact on the Company, as none of the divested subsidiaries represented a material revenue-generating asset. The divestment has no effect on the Company’s ability to continue to offer its full suite of games through its primary third-party platforms which are not based in Russia: Apple, Facebook, Google, Xsolla and Huawei. We have recorded losses on disposal in respect of our divestment of our (former) Russian based subsidiaries in the amount of 4,969. For further details please refer to Note 8.

Additionally, the Company has incurred additional expenses as a consequence of the Russian military conflict in Ukraine. For example, we have incurred costs related to the relocation of critical personnel from Russia, Ukraine and Belarus to Cyprus, Armenia, Kazakhstan and certain other “safe-harbor” countries. Furthermore, prior to the disposition of our Russian-based subsidiaries, we supplemented the compensation paid to our employees located in Russia with additional amounts designed to safeguard these employees against the devaluation of the Russian Ruble and high inflation of consumer prices in Russia that was seen since March of 2022. As of the date of these financial statements, we have largely completed the relocation program and therefore do not expect any impact of the relocation expenses in 2023 and beyond, though we expect a certain increase in labor costs per employee starting from 2022 and going forward resulting from our policy of providing salary increases and various compensations on an ongoing basis to our employees to support them during the relocation process and to assist them with settling in their new locations.